Kilpatrick Townsend & Stockton LLP ktslaw.com	1001 West Fourth Street Winston-Salem, NC 27101-2400

January 7, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Horizon Funds (the “Trust”) (File Nos. 333-205411 and 811-23063), on behalf of the Centre American Select Equity Fund and the Centre Global infrastructure Fund (the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended; and (2) the Investment Company Act of 1940, as amended, please find the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) with respect to the proposed reorganization of the Centre American Select Equity Fund and Centre Global Infrastructure Fund, each a series of the Centre Funds, with and into the corresponding Fund, a series of the Trust.

Please contact the undersigned at 336-607-7512 or jskinner@ktslaw.com with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

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